RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Schedule of Key Management Personnel Compensation
As a result, the aggregate compensation for the Group’s key management is comprised of the following:

	Year ended December 31,
(in millions of Euros)	2022	2021	2020
Short-term employee benefits	12	8	9
Directors' fees	2	1	1
Share-based compensation	10	9	10
Post-employments benefits	—	—	—
Termination benefits	—	—	—
Employer social contribution	2	1	1
Total	26	19	21